Application of New and Revised IFRS® Accounting Standards, International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC®”) Interpretations and Standing Interpretations Committee (“SIC®”) Interpretations Issued by The International Accounting Standards Board (“IASB”), (Collectively, “IFRSs”) - Schedule of New Standards, Interpretations and Amendments (Details)
12 Months Ended
Dec. 31, 2025
IFRS 9 and IFRS 7 [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 9 and IFRS 7, “Amendments to the Classification and Measurement of Financial Instruments”
Effective date issued by IASB	Jan. 01, 2026
IFRS 9 and IFRS 7 [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Amendment to IFRS 9 and IFRS 7, “Contracts Referencing Nature – Dependent Electricity”
Effective date issued by IASB	Jan. 01, 2026
Volume 11 [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Annual improvements to IFRS Accounting Standards – Volume 11
Effective date issued by IASB	Jan. 01, 2026
IFRS 18 [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	IFRS 18, “Presentation and Disclosure in Financial Statements”
Effective date issued by IASB	Jan. 01, 2027
IFRS 19 [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	IFRS 19, “Subsidiaries without Public Accountability: Disclosures”
Effective date issued by IASB	Jan. 01, 2027
IAS 21 [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 21, “Translation to a Hyperinflationary Presentation Currency”
Effective date issued by IASB	Jan. 01, 2027
IFRS 10 and IAS 28 [Member]
Schedule of New Standards, Interpretations and Amendments [Line Items]
New Standards, Interpretations and Amendments	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture – Amendments to IFRS 10 and IAS 28
Effective date issued by IASB	To be determined